BDI INVESTMENT CORPORATION

                                   -----------


                            For the Six Months Ending


                                December 31, 2001

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S



                                                                    Page
                                                                  Reference

Statement of Assets and Liabilities for the
     Six Months Ended December 31, 2001
     and Fiscal Year Ended June 30, 2001.                             2


Statement of Operations for the Six
     Months Ended December 31, 2001
     and December 31, 2000.                                           3


Statement of Changes in Net Assets for the
     Six Months Ended December 31, 2001
     and December 31, 2000.                                           4


Notes to Financial Statements                                       5 - 6


Schedule of Securities                                              7 - 12


Supplementary Information                                            13


Corporate Data                                                       14



                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)



                                                                                        Six Months         Twelve Months
                                                                                          Ended                Ended
                                                                                       December 31,          June 30,
                                                                                           2001                2001
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,583,000)                                           $ 14,248,000       $ 14,072,000
     Cash and Cash Equivalents                                                               47,000            208,000
     Interest Receivable                                                                    240,000            238,000
     Prepaid Expenses                                                                         1,000                  0
                                                                                       ------------       ------------
                                                            Total Assets:              $ 14,536,000       $ 14,518,000
LIABILITIES:

     Accounts Payable                                                                         1,000              8,000
     Accrued Expenses                                                                             0             18,000
     Dividend Payable                                                                       277,000            357,000
                                                                                       ------------       ------------
                                                            Total Liabilities:         $    278,000       $    383,000
                                                                                       ------------       ------------
                                                            Net Assets:                $ 14,258,000       $ 14,135,000
                                                                                       ============       ============
NET ASSETS:

     Preferred Stock, Without Par Value:                                               $          0       $          0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151                                                               $    143,000       $    143,000
     Additional Paid-In Capital                                                           3,673,000          3,673,000
     Retained Earnings                                                                   10,464,000         10,341,000
     Less-Treasury Stock at Cost, 3,600 Shares                                              (22,000)           (22,000)
                                                                                       ------------       ------------
                                                            Net Assets:                $ 14,258,000       $ 14,135,000
                                                                                       ============       ============
     Net Assets per Common Share Outstanding:                                          $      10.03       $       9.94
                                                                                       ============       ============


                        See Notes To Financial Statements


                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                                     Six Months Ended
                                                                  --------      --------
                                                                 December 31   December 31
                                                                    2001          2000
INVESTMENT INCOME:  (Note B)
     Interest                                                     $379,000      $391,000
     Tax-Exempt Dividends                                            1,000         2,000
                                                                  --------      --------
                                                                  $380,000      $393,000

EXPENSES:
     Accounting and Bookkeeping                                     22,000        19,000
     Directors' Fees                                                 2,000         2,000
     Other Operating                                                 8,000        10,000
                                                                  --------      --------
                                                                    32,000        31,000
                                                                  --------      --------
                     Net Investment Income                        $348,000      $362,000
                                                                  --------      --------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions                                             193,000       520,000
     Cost of Investments Sold
       and Redeemed                                                190,000       517,000
                                                                  --------      --------
     Net Realized Gain/(Loss)                                        3,000         3,000
     Net Unrealized Gain/(Loss)                                     47,000       379,000
                                                                  --------      --------

     Net Realized and Unrealized
       Gain/(Loss) on Investments                                   50,000       382,000
                                                                  --------      --------
NET REALIZED AND UNREALIZED GAIN                                  $398,000      $744,000
                                                                  ========      ========


See Note to Financial Statements


                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)


                                               Six Months Ended   Six Months Ended
                                               ----------------   ----------------
                                                  December 31       December 31
                                                     2001              2000
FROM INVESTMENT ACTIVITIES
     Net Investment Income                       $    348,000      $    362,000
     Net Realized Gain/(Loss)
       on Investments                                   3,000             3,000
     Net Unrealized Gain/(Loss) on
       Investments                                     47,000           379,000
                                                 ------------      ------------

     Increase in Net Assets Derived
       from Investment Activities                     398,000           744,000

        From Distributions to Shareholders:

     One bi-annual dividend of $.17 and one
       extraordinary $.0237 per share on
       1,421,551 Shares Outstanding                  (275,000)         (341,000)
                                                 ------------      ------------

NET INCREASE/(DECREASE) IN ASSETS                     123,000           403,000

NET ASSETS:
     Beginning of Period                           14,135,000        13,728,000
       (including undistributed net              ------------      ------------
        investment income)
     End of Period                                 14,258,000        14,131,000
                                                 ============      ============



See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2001


A. Consolidated Financial Statement:

     The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 2001, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 2001, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 2001 and all periods presented have been made.

     B. General:

     On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

     C. Summary of Significant Accounting Policies:

        Investments:

     The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

     Income Recognition:

     Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

     Taxes:

     The Company has qualified as a Regulated Investment Company under certain pro- visions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2001


     Distributions:

     It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

     Fiscal Year:

     The Company's fiscal year ends on the Saturday nearest the end of June.

     D. Directors' Fees:

     The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

     E. Purchases and Sales of Securities:

     For the six months ending December 31, 2001, the aggregate cost of tax-exempt bond purchases were $320,000 and the aggregate proceeds from sales or redemptions of tax- exempt bonds were $193,000.

     F. Income Taxes:

     For the six months ending December 31, 2001, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2001


                                                                                              MARKET
  PAR VALUE                     ISSUER                           COST                         VALUE
  ---------                     ------                           ----                         -----

   $ 200,000                    Alhambra City Elem               $ 200,000                   $ 212,000
                                5.250%, 9/1/12

     100,000                    Anaheim CA Water Rev               103,000                     105,000
                                5.500%, 7/1/03

     180,000                    Bakersfield CA Pub Fing            180,000                     184,000
                                5.800%, 9/15/06

      85,000                    Banning, California                 81,000                      86,000
                                7.000%, 3/1/20

      40,000                    Berkeley Unified School Dist        40,000                      40,000
                                5.000%, 8/1/17

     135,000                    CA Edl Rev, Harvey Mudd College    139,000                     144,000
                                6.050%, 12/1/08

     100,000                    CA HFF Healthcare                  100,000                     103,000
                                5.900%, 9/1/02

     200,000                    CA HFF Healthcare                  202,000                     209,000
                                6.000%, 9/1/03

     100,000                    CA Health, Stanford                 99,000                     103,000
                                5.000%, 11/15/13

     165,000                    CA Hsg Fin Agy Rev                 165,000                     168,000
                                5.200%, 2/1/13

      25,000                    CA Hsg Fin Agy Rev                  25,000                      26,000
                                6.25%, 2/1/06

     125,000                    CA State Pub Works                 123,000                     129,000
                                5.000%, 10/1/10

     100,000                    CA State Pub Works                  99,000                      98,000
                                4.700%, 10/1/14

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2001

                                                                                              MARKET
  PAR VALUE                     ISSUER                           COST                         VALUE
  ---------                     ------                           ----                         -----

     $60,000                    CA State Pub Works               $61,000                     $62,000
                                5.250%, 1/1/13

     210,000                    CA State Pub Works               225,000                     228,000
                                5.500%,6/1/14

     100,000                    CA State Pub Works               105,000                     108,000
                                5.500%,6/1/15

     150,000                    CA State Pub Works               149,000                     162,000
                                5.600%, 4/1/06

     425,000                    California Stwd San Gabriel      417,000                     465,000
                                5.375%, 9/1/07

      75,000                    Carlsbad Ca Impt Bd               75,000                      77,000
                                5.450%, 9/2/10

      80,000                    Carlsbad Ca Impt Bd               80,000                      82,000
                                5.350%, 9/2/09

     100,000                    Contra Costa County CA           100,000                     111,000
                                6.200%, 8/1/08

     165,000                    Contra Costa Hosp COP            172,000                     176,000
                                6.400%, 11/1/05

      10,000                    Corona SFMR                       10,000                      11,000
                                5.500%, 11/1/10

     100,000                    Duarte Redev Agy                 100,000                     106,000
                                5.950%, 9/1/04

     250,000                    East Muni Wtr & Swr              242,000                     267,000
                                5.375%, 7/1/13

     240,000                    El Monte Water Auth              240,000                     257,000
                                5.200%, 9/1/12




                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2001

                                                                                              MARKET
  PAR VALUE                     ISSUER                           COST                         VALUE
  ---------                     ------                           ----                         -----

   $ 340,000                    Emeryville Public Fing           $ 337,000                   $ 362,000
                                5.700%, 9/1/07

      75,000                    Escondido MF Hsg                    75,000                      77,000
                                5.250%, 1/1/05

      75,000                    Escondido MF Hsg                    77,000                      77,000
                                5.400%, 7/1/07

     235,000                    Horicon Elem Sch Dist              258,000                     246,000
                                5.900%, 8/1/12

     175,000                    Inyo County COP                    175,000                     178,000
                                5.000%, 2/1/11

     250,000                    Lynwood Lease Rev                  269,000                     285,000
                                6.000%, 9/1/12

     500,000                    Metro Water Dist Rev               500,000                     535,000
                                5.400%,7/1/10

      50,000                    Metro Water Dist Rev                49,000                      52,000
                                5.500%, 7/1/19

     600,000                    Metro Water Dist Rev               588,000                     624,000
                                5.500%, 7/1/13

     350,000                    Metro Water Dist Rev               341,000                     350,000
                                5.000%, 7/1/20

     150,000                    Midpeninsula Reg                   150,000                     163,000
                                6.950%, 9/1/08

      15,000                    Montclair, CA Redv Agy Res          15,000                      18,000
                                7.750%, 10/1/11

     100,000                    Montebello Cmnty Redev              99,000                     105,000
                                5.150%, 9/1/12


                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2001

                                                                                             MARKET
  PAR VALUE                     ISSUER                           COST                        VALUE
  ---------                     ------                           ----                        -----

     $45,000                    Palmdale, CA SFMR                $43,000                     $48,000
                                7.000%, 9/1/11

     600,000                    Placer Co Cal Wtr                600,000                     624,000
                                5.500%, 7/1/10

     145,000                    Pleasanton CA CTFS               153,000                     148,000
                                6.700%, 10/1/06

     120,000                    Pomona Gen Fd Lease              119,000                     127,000
                                5.500%, 8/1/11

     265,000                    Puerto Rico HFC                  274,000                     268,000
                                7.500%, 4/1/22

      40,000                    Redding CA Sch SR                 36,000                      40,000
                                5.000%, 3/1/19

     235,000                    Riverside Co CA Asset            235,000                     248,000
                                6.000%, 6/1/04

     600,000                    Riverside Electric Rev           567,000                     609,000
                                5.000%, 10/1/13

     105,000                    Rossmoor Cmnty Svs               106,000                     109,000
                                5.800%, 9/2/05

     520,000                    Sacramento Elec Rev              525,000                     541,000
                                5.250%, 5/1/13

      50,000                    Sacramento New Pub Hsg            52,000                      51,000
                                6.000%, 12/1/07

     100,000                    San Diego-Burnham Inst           100,000                     103,000
                                5.150%, 9/1/06

     200,000                    San Diego-Horton Plaza           199,000                     207,000
                                     5.550%, 11/1/15


                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2001

                                                                                            MARKET
  PAR VALUE                     ISSUER                           COST                       VALUE
  ---------                     ------                           ----                       -----

    $100,000                    San Francisco Port Comm          $98,000                    $107,000
                                5.500%, 7/1/04

      50,000                    San Francisco Pub Hsg             50,000                      51,000
                                5.125%, 8/1/10

     200,000                    San Joaquin Cop Hosp             200,000                     213,000
                                5.900%, 9/1/03

     100,000                    San Luis Obisbo Wtr              100,000                     103,000
                                5.375%, 6/1/08

     105,000                    San Luis Obisbo Wtr              105,000                     108,000
                                5.500%, 6/1/09

     125,000                    Sanger Uni Sch Dist              131,000                     134,000
                                5.350%, 8/1/15

     150,000                    Santa Clara Hsg Auth             150,000                     153,000
                                4.500%, 11/1/07

     200,000                    Santa Clara Redev Agy            196,000                     210,000
                                5.250%, 6/1/13

     600,000                    Santa Maria Redev                581,000                     612,000
                                5.000%, 6/1/16

     200,000                    Sierra Uni Sch Dist              193,000                     210,000
                                5.650%, 3/1/04

      80,000                    Sonoma, CA Cmnty Redev            79,000                      81,000
                                7.900%, 8/1/14

     250,000                    Stockton COP                     247,000                     264,000
                                5.600%, 8/1/14

     250,000                    Tahoe Forest Hosp                246,000                     270,000
                                5.850%, 8/1/04



                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2001

                                                                             MARKET
  PAR VALUE                     ISSUER                         COST          VALUE
  ---------                     ------                         ----          -----

    $600,000               Tehatchapi School Dist         $   592,000     $   621,000
                           6.300%, 8/1/21

     100,000               Temecula Valley CA Uni Sch         102,000         104,000
                           5.900%, 9/1/04

     130,000               University of CA Rev's             129,000         141,000
                           5.875%, 9/1/08

     575,000               Vallejo CA Rev FHA                 575,000         584,000
                           5.650%, 5/1/27

     335,000               Westminister City COP              335,000         368,000
                           5.750%, 6/1/09

------------                                              -----------     -----------
 $13,610,000                                              $13,583,000     $14,248,000
============                                              ===========     ===========

                           BDI INVESTMENT CORPORATION
                            SUPPLEMENTARY INFORMATION

             SIX MONTHS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000,
           DECEMBER 31, 1999, DECEMBER 31, 1998 AND DECEMBER 31, 1997

              Selected date for each share of common stock follows:

                                           2001                 2000              1999                1998              1997

Investment Income                    $           0.27               0.28               0.27               0.28               0.29

Expenses                                         0.02               0.02               0.03               0.02               0.03
                                     ----------------       ------------       ------------       ------------       ------------
       Net Investment Income                     0.25               0.26               0.24               0.26               0.26

Dividends from net investment
   income                                       (0.19)             (0.24)             (0.18)             (0.27)             (0.30)
                                     ----------------       ------------       ------------       ------------       ------------
Distributions in excess of net
   investment income                             0.06               0.02               0.06              (0.01)             (0.04)

Net realized gain (loss) and
   increase/(decrease) in
   unrealized appreciation                       0.03               0.27              (0.30)              0.04               0.23
                                     ----------------       ------------       ------------       ------------       ------------
Net increase (decrease) in
   net asset value                               0.09               0.29              (0.24)              0.03               0.19
                                     ----------------       ------------       ------------       ------------       ------------
Net asset value:
   Beginning of period                           9.94               9.65               9.85               9.96               9.63
                                     ----------------       ------------       ------------       ------------       ------------
End of period                                   10.03               9.94               9.61               9.99               9.82
Ratio of expense to average          ================       ============       ============       ============       ============
   net assests                                   0.22%              0.22%              0.26%              0.25%              0.27%
Ratio of net investment              ================       ============       ============       ============       ============
   income to average net assets                  2.44%              2.60%              2.47%              2.54%              2.71%
Ratio of total investment            ================       ============       ============       ============       ============
   operating expenses to total
   investment income                             8.42%              7.89%              9.42%              8.86%              9.20%
                                     ================       ============       ============       ============       ============
Market price at end of period               *                     *                  *                  *                  *
Portfolio Turnover                               1.36%              3.77%              7.06%              1.95%              3.62%
                                     ================       ============       ============       ============       ============
Number of shares outstanding at the
   end of each period                                                             1,421,551
                                                                               ============

* Due to the limited market that currently exists for the Company's common stock, there is is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA




Arthur Brody                               Chairman of the Board of Directors,
                                           Chief Executive Officer and President

Teresa Whorton                             Treasurer

Edward Kane                                Director

Michael Stolper                            Director

Donald Brody                               Secretary

COUNSEL:                                   Lowenstein Sandler, PC

AUDITORS:                                  Lavine, Lofgren, Morris and
                                           Engelberg

TRANSFER AGENT:                            Registrar & Transfer Co.

CUSTODIAN:                                 Dean Witter